Schedule of Future Minimum Payments under Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Leases
Remaining year	$ 845
Year one	3,452	$ 3,378
Year two	3,526	3,452
Year three	3,599	3,526
Year four	3,673	3,599
Year five		3,673
Year four Thereafter	84,568
Year five Thereafter		84,568
Total lease payments	99,663	102,196
Less imputed interest	(73,212)	(76,019)
Total	$ 26,451	$ 26,177